OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870


                   	Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Real Estate Shares
           Schedule of Investments  3/31/09 (unaudited)

Shares                                                            Value

           COMMON STOCKS - 94.2 %
           Consumer Services - 1.3 %
           Hotels, Resorts & Cruise Lines - 1.3 %
65,900     Starwood Hotels & Resorts World Wide, Inc.          $ 836,930
           Total Consumer Services                             $ 836,930
           Real Estate - 92.9 %
           Diversified Real Estate Investment Trust - 9.0 %
155,600    Liberty Property Trust                              $2,947,064
3,700      PS Business Parks, Inc. *                             136,345
84,199     Vornado Realty Trust (b)                             2,798,775
                                                               $5,882,184
           Industrial Real Estate Investment Trust - 6.9 %
104,800    AMB Property Corp. (b)                              $1,509,120
459,500    DCT Industrial Trust, Inc.                           1,456,615
121,400    Dupont Fabros Technology, Inc.                        835,232
98,100     First Potomac Realty Trust                            721,035
                                                               $4,522,002
           Office Real Estate Investment Trust - 11.5 %
130,100    BioMed Property Trust, Inc.                         $ 880,777
82,500     Boston Properties, Inc.                              2,889,975
97,700     Brandywine Realty Trust (b)                           278,445
41,600     Digital Realty Trust, Inc. (b)                       1,380,288
209,000    HRPT Properties Trust                                 666,710
84,100     Kilroy Realty Corp.                                  1,445,679
                                                               $7,541,874
           Real Estate Operating Companies - 1.9 %
221,300    Brookfield Properties Corp.                         $1,270,262
           Residential Real Estate Investment Trust - 17.1 %
73,200     AvalonBay Communities, Inc. * (b)                   $3,444,792
110,300    Camden Property Trust *                              2,380,274
204,800    Equity Residential Property Trust                    3,758,080
28,000     Essex Property Trust, Inc. (b)                       1,605,520
                                                               $11,188,666
           Retail Real Estate Investment Trust - 23.4 %
80,700     Developers Diversified Realty Corp. (b)             $ 171,891
67,600     Federal Realty Investment Trust (b)                  3,109,600
120,500    Kimco Realty Corp. (b)                                918,210
158,300    Kite Realty Group Trust                               387,835
66,000     National Retail Properties, Inc.                     1,045,440
37,300     Realty Income Corp. (b)                               701,986
88,800     Regency Centers Corp. (b)                            2,359,416
152,831    Simon Property Group, Inc. (b)                       5,294,066
21,100     Taubman Centers, Inc. (b)                             359,544
154,200    The Macerich Co. (b)                                  965,292
                                                              $15,313,280
           Specialized Real Estate Investment Trust - 23.1 %
11,200     Entertainment Properties Trust                      $ 176,512
257,400    Extra Space Storage, Inc.                            1,418,274
129,200    HCP, Inc. (b)                                        2,306,220
365,000    Host Hotels & Resorts, Inc.                          1,430,800
148,000    Nationwide Health Properties, Inc. (b)               3,284,120
197,300    Omega Healthcare Investors, Inc. (b)                 2,777,984
68,000     Public Storage, Inc.                                 3,757,000
                                                               $15,150,910
           Total Real Estate                                   $60,869,178
           TOTAL COMMON STOCKS
Principal  (Cost  $102,209,306)                                $61,706,108
Amount
           TEMPORARY CASH INVESTMENTS - 23.9 %
           Security Lending Collateral - 23.9 % (c)
           Certificates of Deposit:
 $     383,Abbey National Plc, 1.58%, 8/13/09                  $ 383,053
383,038    Bank of Nova Scotia, 1.58%, 5/5/09                    383,038
612,575    Bank of Scotland NY, 1.45%, 6/5/09                    612,575
689,495    Barclays Bank, 1.13%, 5/27/09                         689,495
689,495    DnB NOR Bank ASA NY, 1.5%, 6/5/09                     689,495
701,753    Intesa SanPaolo S.p.A., 1.03%, 5/22/09                701,753
44,429     Nordea NY, 0.52%, 4/9/09                              44,429
574,579    Royal Bank of Canada NY, 1.44%, 8/7/09                574,579
689,495    Svenska Bank NY, 1.73%, 7/8/09                        689,495
766,105    CBA, 1.31%, 7/16/09                                   766,105
766,105    Societe Generale, 1.75%, 9/4/09                       766,105
766,105    U.S. Bank NA, 1.35%, 8/24/09                          766,105
                                                               $7,066,228
           Commercial Paper:
766,105    Monumental Global Funding, Ltd., 1.64%, 8/17/09     $ 766,105
383,053    CME Group, Inc., 1.44%, 8/6/09                        383,053
752,316    American Honda Finance Corp., 1.29%, 7/14/09          752,316
766,105    HSBC Bank, Inc., 1.64%, 8/14/09                       766,105
191,526    IBM, 1.47%, 9/25/09                                   191,526
689,495    MetLife Global Funding, 1.71%, 6/12/09                689,495
689,495    New York Life Global, 1.37%, 9/4/09                   689,495
651,190    Westpac Banking Corp., 0.94%, 6/1/09                  651,190
                                                               $4,889,285
           Tri-party Repurchase Agreements:
2,298,316  Deutsche Bank, 0.21%, 4/1/09                        $2,298,316
637,469    Barclays Capital Markets, 0.2%, 4/1/09                637,469
                                                               $2,935,785
Shares
           Money Market Mutual Fund:
766,105    JPMorgan, U.S. Government Money Market Fund         $ 766,105
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $15,657,403)                                 $15,657,403

           TOTAL INVESTMENT IN SECURITIES
           (Cost  $117,867,264) (a)                            $77,363,511

           OTHER ASSETS AND LIABILITIES                      $(11,877,425)

           TOTAL NET ASSETS                                    $65,486,086

*          Non-income producing security.

(a) At March 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $121,819,143 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost  $12,706,086

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value  (57,055,566)

           Net unrealized gain                                $(44,349,480)

(b)        At March 31, 2009, the following securities were out on loan:

Shares                           Security                         Value
2,000      AMB Property Corp.                                    28,800
71,500     AvalonBay Communities, Inc. *                        3,364,790
8,800      Brandywine Realty Trust                               25,080
79,190     Developers Diversified Realty Corp.                   168,675
41,100     Digital Realty Trust, Inc.                           1,363,698
7,100      Essex Property Trust, Inc.                            407,114
55,500     Federal Realty Investment Trust                      2,553,000
40,000     HCP, Inc.                                             714,000
119,000    Kimco Realty Corp.                                    906,780
150,600    The Macerich Co.                                      942,756
143,600    Nationwide Health Properties, Inc.                   3,186,484
20,900     Omega Healthcare Investors                            294,272
36,900     Realty Income Corp.                                   694,458
11,700     Regency Centers Corp.                                 310,869
1,900      Simon Property Group                                  65,816
20,100     Taubman Centers, Inc.                                 342,504
1,100      Vornado Realty Trust                                  36,564
                                                               $15,405,660

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                Investments
                                                              in Securities
Level 1 - Quoted Prices                                        $62,472,213
Level 2 - Other Significant Observable Inputs                   14,891,298
Level 3 - Significant Unobservable Inputs				0
Total                                                          $77,363,511



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.